Income Tax Expense - Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Immutep S.A.S. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate income tax rate	15.00%	15.00%	15.00%
Australia [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate income tax rate	27.50%	27.50%	30.00%